Long-Term Equity Investments - Summary of Long-Term Equity Investments (Detail) - USD ($) $ in Thousands	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Long term investments 1 [abstract]
Long-term investments - common shares held	$ 167,988	$ 127,468	$ 98,190	$ 86,899	$ 245,678	$ 246,026
Long-term investments - warrants held	3,543		785
Long-term investments	$ 171,531		$ 98,975